Estimates (Schedule Of Goodwill) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Roll Forward]
Goodwill	$ 5,485	$ 5,871
Goodwill acquired	509	23
Goodwill	5,170	5,485
Goodwill impairment	(826)	(205)
Goodwill, Other Changes	2	(204)
Goodwill, Written off Related to Sale of Business Unit	0	0
Investment In ETP [Member]
Goodwill [Roll Forward]
Goodwill	5,428	7,642
Goodwill acquired	428	0
Goodwill	3,897	5,428
Goodwill impairment	(670)	(205)
Goodwill, Other Changes	0	9
Goodwill, Written off Related to Sale of Business Unit	(1,289)	(2,018)
Investment In Sunoco LP [Member]
Goodwill [Roll Forward]
Goodwill	1,123	1,149
Goodwill acquired	81	23
Goodwill	1,050	1,123
Goodwill impairment	(156)	0
Goodwill, Other Changes	2	(49)
Goodwill, Written off Related to Sale of Business Unit	0	0
Investment in Lake Charles LNG [Member]
Goodwill [Roll Forward]
Goodwill	184	184
Goodwill acquired	0	0
Goodwill	184	184
Goodwill impairment	0	0
Goodwill, Other Changes	0	0
Goodwill, Written off Related to Sale of Business Unit	0	0
Corporate, Other and Eliminations [Member]
Goodwill [Roll Forward]
Goodwill	(1,250)	(3,104)
Goodwill acquired	0	0
Goodwill	39	(1,250)
Goodwill impairment	0	0
Goodwill, Other Changes	0	(164)
Goodwill, Written off Related to Sale of Business Unit	$ 1,289	$ 2,018